Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000215155
Average Annual Return [Line Items]
Average Annual Return, Percent	29.12%	1.55%	8.47%
Without Sales Load [Member] | C000215156
Average Annual Return [Line Items]
Average Annual Return, Percent	29.74%	1.94%	8.88%
MSCI China All Shares Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.04%	(0.52%)	4.31%
MSCI China All Shares Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	29.04%	(0.52%)	4.31%